Accounts Receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivables [abstract]
Beginning balance	$ (7,565)	$ (6,483)	$ (5,579)
Additions	(765)	(1,421)	(1,310)
Write-off	640	339	406
Ending balance	$ (7,690)	$ (7,565)	$ (6,483)